Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders’ Equity

10. Stockholders’ Equity

Common Stock

The Company has the authority to issue 1,000,000,000 shares of common stock, $0.01 par value per share.

Common Stock Private Placement

On May 20, 2021 and May 25, 2021, the Company entered into securities purchase agreements with several accredited investors, pursuant to which the Company sold an aggregate of 21,435,718 shares of its common stock, at a per share price of $0.70 for aggregate gross proceeds of $15,005,000 in a private placement. On June 2, 2021, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company sold an aggregate of 7,142,857 shares of its common stock, at a per share price of $0.70 for gross proceeds of $5,000,000 in a private placement that was in addition to the closings that occurred on May 20, 2021 and May 25, 2021. After payment of legal fees and expenses the investors of $167,244, of which $100,000 was paid in cash to B. Riley, the Company received net proceeds of $19,837,757. The Company intends to use the proceeds for general corporate purposes.

Pursuant to the registration rights agreements entered into in connection with the securities purchase agreements, the Company agreed to register the shares of the Company’s common stock issued in the private placements. The Company committed to file the registration statement on the earlier of: (i) in the event the Company does not obtain a waiver from the holders of the shares of the Company’s common stock that were issued upon the conversion of the Series K Preferred Stock (the “Waiver”), within ten (10) calendar days following the date the Company’s registration statement(s) on Form S-1, registering for resale shares of the Company’s common stock that were issued in connection with offerings prior to the date of the registration rights agreement (the “Prior Registration Statements”), is declared effective by the SEC; and (ii) in the event the Company does obtain the Waiver, the earliest practicable date on which the Company is permitted by the SEC guidance to file the initial registration statement following the filing of the Prior Registration Statements (the “Filing Date”). The Company also committed to cause the registration statement to become effective by no later than 90 days after the Filing Date (or, in the event of a full review by the staff of the SEC, 120 days following the Filing Date). The registration rights agreement provides for Registration Rights Damages upon the occurrence of certain events up to a maximum amount of 6% of the aggregate amount invested pursuant to the securities purchase agreements.

The securities purchase agreements included a provision that requires the Company to maintain its periodic filings with the SEC in order to satisfy the public information requirements under Rule 144(c) of the Securities Act. If the Company fails for any reason to satisfy the current public information requirement at any time during the period commencing from the twelve (12) month anniversary of the date the Company becomes current in its filing obligations and ending at such time that all of the common stock may be sold without the requirement for the Company to be in compliance with Rule 144(c)(1) and otherwise without restriction or limitation pursuant to Rule 144, if the Company (i) shall fail for any reason to satisfy the current public information requirement under Rule 144(c) or (ii) has ever been an issuer described in Rule 144(i)(1)(i) or becomes an issuer in the future, and the Company shall fail to satisfy any condition set forth in Rule 144(i)(2) (a “Public Information Failure”) then, in addition to such purchaser’s other available remedies, the Company shall pay to a purchaser, in cash, as partial liquidated damages and not as a penalty, an amount in cash equal to one percent (1.0%) of the aggregate subscription amount of the purchaser’s shares then held by the purchaser on the day of a Public Information Failure and on every thirtieth (30th) day (pro-rated for periods totaling less than thirty days) thereafter until the earlier of (a) the date such Public Information Failure is cured up to a maximum of five (5) 30-day periods and (b) such time that such public information is no longer required for the purchasers to transfer the shares pursuant to Rule 144. Public Information Failure Damages shall be paid on the earlier of (i) the last day of the calendar month during which such Public Information Failure Damages are incurred and (ii) the third (3rd) business day after the event or failure giving rise to the Public Information Failure Damages is cured. In the event the Company fails to make Public Information Failure Damages in a timely manner, such Public Information Failure Damages shall bear interest at the rate of 1.0% per month (prorated for partial months) until paid in full.

Common Stock Warrants

The Company issued warrants to purchase shares of the Company’s common stock to MDB Capital Group, LLC (the “MDB Warrants”), L2 Capital, LLC (the “L2 Warrants”), Strome Mezzanine Fund LP (the “Strome Warrants”), and B. Riley Financial, Inc. (the “B. Riley Warrants”) in connection with various financing transactions (collectively, the “Financing Warrants”).

The Financing Warrants outstanding and exercisable as of June 30, 2021 are summarized as follows:

			Outstanding
			Classified as	Classified within
			Derivative	Stockholders’	Total
	Exercise	Expiration	Liabilities	Equity	Exercisable
	Price	Date	(Shares)	(Shares)	(Shares)
MDB Warrants	$0.20	November 4, 2021	-	327,490	327,490
Strome Warrants	0.50	June 15, 2023	1,500,000	-	1,500,000
B. Riley Warrants	1.00	October 18, 2025	875,000	-	875,000
MDB Warrants	1.15	October 19, 2022	-	119,565	119,565
MDB Warrants	2.50	October 19, 2022	-	60,000	60,000
Total outstanding and exercisable			2,375,000	507,055	2,882,055

The intrinsic value of exercisable but unexercised in-the-money stock warrants as of June 30, 2021 was $609,944, based on a fair market value of the Company’s common stock of $0.78 per share on June 30, 2021.

21. Stockholders’ Equity

Common Stock

The Company has the authority to issue 1,000,000,000 shares of common stock, $0.01 par value per share as the result of filing on December 18, 2020, a Certificate of Amendment with the Secretary of the State of Delaware to increase the number of authorized shares of its common stock from 100,000,000 shares to 1,000,000,000 shares.

Common Stock to be Issued

During the years ended December 31, 2020 and 2019, in connection with the merger of Say Media, the Company issued 2,857,357 shares and 1,188,880 shares, respectively, of its common stock out of total shares required to be issued of 5,067,167 as of January 1, 2019, and has remaining shares to be issued of 1,020,930 as of December 31, 2020.

In connection with a closing of a private placement on January 4, 2018, MDB, as the placement agent, was entitled to receive 60,000 shares of the Company’s common stock that have not been issued as of December 31, 2020. Further, the 60,000 shares of common stock to be issued were subject to Liquidated Damages (see Note 15).

Restricted Stock Awards

As of December 31, 2020 and 2019, a net of 12,312,417 restricted stock awards for shares of the Company’s common stock issued during 2016 remain outstanding and are fully vested. The awards contained a buy-back right that was waived by the Board on March 12, 2018, which resulted in a modification of the restricted stock awards upon the waiver. The shares vest over a three-year period starting on the beginning of the month of the issuance date, with one-third vesting in one year, and the balance monthly over the remaining two years. Because these shares require continued service to the Company, the estimated fair value of the shares is being recognized as compensation expense over the vesting period of the award.

In connection with the merger of HubPages, the Company issued a total of 2,399,997 shares of common stock to certain key personnel of HubPages who agreed to continue their employment, as restricted stock awards, subject to a repurchase right and vesting. The repurchase right, which expired in March 2019 unexercised, gave the Company the option to repurchase a certain number of shares at par value based on a performance condition as defined in the terms of the merger agreement. The shares were subject to vesting over twenty-four equal monthly installments beginning September 23, 2019, and ending September 23, 2021, with the estimated fair value of these shares was recognized as compensation expense over the vesting period of the award. The restricted stock awards provided for a true-up period that if the common stock was sold for less than $2.50 the holder would receive, subject to certain conditions, additional shares of common stock up to a maximum of the number of shares originally received (or 2,400,000 in aggregate to all holders) for the shares that re-sold for less than $2.50. The true-up provision was settled on May 31, 2019 (as further described in Note 22). The true-up period, in general, was 13 months after the consummation of the merger until 90 days following completion of vesting, or July 30, 2021. The restricted stock awards were fair valued upon issuance by an independent appraisal firm.

On January 1, 2019, the Company issued 833,333 shares of its common stock as restricted stock awards to certain members of the Board subject to continued service with the Company. The awards vest over a twelve-month period from the grant date and the estimated fair value of these shares is being recognized as compensation expense over the vesting period of the award (see Note 22).

On December 11, 2019, the Company modified the vesting provisions of 2,000,000 restricted stock awards, issued in connection with the Say Media merger, to remove certain repurchase rights, such that they will vest six equal installments at four-month intervals on the twelfth of each month, starting on December 12, 2019, with the final vesting date on August 12, 2021. Compensation expense is recognized over the vesting period of the awards.

On January 1, 2020, the Company issued 562,500 shares of its common stock as restricted stock awards to certain members of the Board subject to continued service with the Company. The awards vest over a twelve-month period from the grant date and the estimated fair value of these shares is being recognized as compensation expense over the vesting period of the award (see Note 22).

Unless otherwise stated, the fair value of a restricted stock award is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date issued.

A summary of the restricted stock award activity during the years ended December 31, 2020 and 2019 is as follows:

	Number of Shares		Weighted Average Grant-Fair
	Unvested	Vested	Value Date
Restricted stock awards outstanding at January 1, 2019	6,309,874	10,484,046	$0.50
Issued	833,333	-	0.48
Vested	(3,926,542)	3,926,542
Forfeited	(825,000)	(402,512)
Restricted stock awards outstanding at December 31, 2019	2,391,665	14,008,076	0.56
Issued	562,500	-	0.18
Vested	(2,237,500)	2,237,500
Restricted stock awards subject to repurchase	-	(1,064,549)
Forfeited	(399,998)	(746,813)
Restricted stock awards outstanding at December 31, 2020	316,667	14,434,214	0.42

The Company recorded forfeited unvested restricted stock awards and/or forfeited vested restricted stock awards used for tax withholding of 1,146,811 (399,998 forfeited awards and 746,813 used for tax withholding) and 1,227,512 (825,000 forfeited awards and 402,512 used for tax withholding) during the years ended December 31, 2020 and 2019, respectively, on the consolidated statements of stockholders’ deficiency.

On December 31, 2020, the Company modified certain vested restricted stock awards where the Company agreed to repurchase the underlying common stock at a specified price and forfeited any unvested awards (as further described in Note 12)

Information with respect to stock-based compensation expense and unrecognized stock-based compensation expense related to the restricted stock awards is provided under the heading Stock-Based Compensation in Note 22.

Common Stock Warrants

Warrants issued to purchase shares of the Company’s common stock to MDB, L2, Strome, and B. Riley (collectively the “Financing Warrants”) are described below.

MDB Warrants – On November 4, 2016, in conjunction with the recapitalization, the Company issued warrants to MDB (the “MDB Warrants”) to purchase shares of common stock with an exercise price of $0.20 per share, of which 327,490 warrants remain outstanding under this instrument as of December 31, 2020, subject to customary anti-dilution adjustments and exercisable for a period of five years.

On October 19, 2017, the Company issued warrants to MDB who acted as placement agent in connection with a private placement of its common stock, to purchase 119,565 shares of common stock. The warrants have an exercise price of $1.15 per share, subject to customary anti-dilution adjustments and exercisable for a period of five years.

On January 4, 2018, the Company issued warrants to MDB which acted as placement agent in connection with a private placement of its common stock, to purchase 60,000 shares of common stock. The warrants have an exercise price of $2.50 per share, subject to customary anti-dilution adjustments, and may, in the event there is no effective registration statement covering the re-sale of the warrant shares, be exercised on a cashless basis, exercisable for a period of five years.

MDB Warrants exercisable for a total of 507,055 shares of the Company’s common stock were outstanding as of December 31, 2020 (as further detailed below).

L2 Warrants – Effective as of August 3, 2018, pursuant to a reset provision, the Company issued additional warrants to L2 Capital, LLC (“L2”) to purchase 640,405 shares of common stock at an exercise price of $0.50 per share (the “L2 Warrants”), which were carried on the consolidated balance sheets as a derivative liability at fair value, as adjusted at each period-end since, among other criteria, delivery of unregistered shares is precluded upon exercise (see Note 16).

The L2 Warrants were exercisable for a period of five years, subject to customary anti-dilution adjustments, and may, in the event there was no effective registration statement covering the resale of the warrant shares, be exercised on a cashless basis in certain circumstances. On September 10, 2019, the L2 Warrants were fully exercised on a cashless basis, resulting in the issuance of 539,331 shares of the Company’s common stock.

Strome Warrants – On June 15, 2018, the Company modified the two securities purchase agreements dated January 4, 2018 and March 30, 2018 with Strome Mezzanine Fund LP (“Strome”). As consideration for such modification, the Company issued warrants to Strome (the “Strome Warrants”) to purchase 1,500,000 shares of common stock, exercisable at price of $0.50 per share (as amended), which are carried on the consolidated balance sheets as a derivative liability at fair value, as adjusted at each period-end since, among other criteria, delivery of unregistered shares is precluded upon exercise (see Note 16). Strome was also granted observer rights on the Board.

The Strome Warrants are exercisable for a period of five years, subject to customary anti-dilution adjustments, and may, in the event there is no effective registration statement covering the resale of the warrant shares, be exercised on a cashless basis in certain circumstances.

B. Riley Warrants – On October 18, 2018, the Company issued warrants to B. Riley (the “B. Riley Warrants”) to purchase up to 875,000 shares of the Company’s common stock, with an exercise price of $1.00 per share, subject to customary anti-dilution adjustments, which are carried on the consolidated balance sheets as a derivative liability at fair value, as adjusted at each period-end since, among other criteria, delivery of unregistered shares is precluded upon exercise (see Note 16).

The B. Riley Warrants are exercisable for a period of five years, subject to customary anti-dilution adjustments, and may, in the event, at any time after the six-month anniversary of the issuance of the warrants, if there is no effective registration statement covering the re-sale of the shares of common stock underlying the warrants, the warrants may be exercised on a cashless basis.

A summary of the Financing Warrants activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Financing Warrants outstanding at January 1, 2019	3,949,018	$0.64	4.81
Exercised	(1,066,963)
Financing Warrants outstanding at December 31, 2019	2,882,055	0.80	3.95
Financing Warrants outstanding at December 31, 2020	2,882,055	0.60	2.94
Financing Warrants exercisable at December 31, 2020	2,882,055	0.60	2.94

During 2019, the exercise of the 1,066,963 warrants in September 2019 on a cashless basis resulted in the issuance of 539,331 net shares of common stock when the common stock price was $0.80 per share.

The intrinsic value of exercisable but unexercised in-the-money Financing Warrants as of December 31, 2020 was approximately $280,996, based on a fair market value of the Company’s common stock of $0.60 per share on December 31, 2020.

The Financing Warrants outstanding and exercisable as of December 31, 2020 are summarized as follows:

			Outstanding
	Exercise Price	Expiration Date	Classified as Derivative Liabilities (Shares)	Classified within Stockholders’ Equity (Shares)	Total Exercisable (Shares)
MDB Warrants	$0.20	November 4, 2021	-	327,490	327,490
Strome Warrants	0.50	June 15, 2023	1,500,000	-	1,500,000
B. Riley Warrants	1.00	October 18, 2025	875,000	-	875,000
MDB Warrants	1.15	October 19, 2022	-	119,565	119,565
MDB Warrants	2.50	October 19, 2022	-	60,000	60,000
Total outstanding and exercisable			2,375,000	507,055	2,882,055

AllHipHop Warrants – On October 26, 2020, the Company exchanged 150,000 of Publisher Partner Warrants (as further described under the heading Publisher Partner Warrants) granted to AllHipHop, LLC (“AllHipHop”) for shares of the Company’s common stock that were originally granted on December 20, 2017 with an exercise price of $2.08, for an aggregate of 125,000 new warrants for shares of the Company’s common stock with an exercise price of $0.65 (the “AllHipHop Warrants”) for the surrender and termination of the original warrants granted (the “Exchange”) (further details are provided in Note 22).

The AllHipHop Warrants are exercisable for a period of five years, subject to customary anti-dilution adjustments, and may be exercised on a cashless basis.

Publisher Partner Warrants – On December 19, 2016, the Board approved up to 5,000,000 stock warrants to issue shares of the Company’s common stock to provide equity incentive to its Publisher Partners (the “Publisher Partner Warrants”) to motivate and reward them for their services to the Company and to align the interests of the Publisher Partners with those of stockholders of the Company. On August 23, 2018, the Board approved a reduction of the number of warrant reserve shares from 5,000,000 to 2,000,000. The issuance of the Publisher Partner Warrants is administered by management and approved by the Board.

Information with respect to stock-based compensation expense and unrecognized stock-based compensation expense related to the Publisher Partner Warrants is provided under the heading Stock-Based Compensation in Note 22.

ABG Warrants – On June 14, 2019, the Company issued 21,989,844 warrants to acquire the Company’s common stock to ABG in connection with the Sports Illustrated Licensing Agreement, expiring in ten years. Half the warrants have an exercise price of $0.42 per share (the “Forty-Two Cents Warrants”). The other half of the warrants have an exercise price of $0.84 per share (the “Eighty-Four Cents Warrants”). The warrants provide for the following: (1) 40% of the Forty-Two Cents Warrants and 40% of the Eighty-Four Cents Warrants vest in equal monthly increments over a period of two years beginning on the one year anniversary of the date of issuance of the warrants (any unvested portion of such warrants to be forfeited by ABG upon certain terminations by the Company of the Sports Illustrated Licensing Agreement); (2) 60% of the Forty-Two Cents Warrants and 60% of the Eighty-Four Cents Warrants vest based on the achievement of certain performance goals for the licensed brands in calendar years 2020, 2021, 2022, or 2023; (3) under certain circumstances the Company may require ABG to exercise all (and not less than all) of the warrants, in which case all of the warrants will be vested; (4) all of the warrants automatically vest upon certain terminations of the Licensing Agreement by ABG or upon a change of control of the Company; and (5) ABG has the right to participate, on a pro-rata basis (including vested and unvested warrants, exercised or unexercised), in any future equity issuance of the Company (subject to customary exceptions).

Information with respect to stock-based compensation expense and unrecognized stock-based compensation expense related to the ABG Warrants is provided under the heading Stock-Based Compensation in Note 22.